Investments in Associates and Joint Arrangements - Summarized Financial Information on the Bank's Investment in Associate (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Total assets	$ 445,239,870	$ 540,301,708
Total Liabilities	339,183,484	446,608,767
Shareholders' equity	106,056,386	93,692,941	$ 109,900,637	$ 72,152,531
Associates [member]
Disclosure of associates [line items]
Total assets	31,479	27,859
Total Liabilities	7,870	3,490
Shareholders' equity	$ 23,609	$ 24,369
Proportional Bank's interest	5.00%	5.00%
Investment carrying amount	$ 1,180	$ 1,218